PREPAID AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Amount due from Xihua Group (Note i)		¥ 49,800	¥ 49,800
Receivable from Zhenjiang operating rights (Note ii)		35,000	35,000
Prepaid input value-added tax		2,294	3,651
Staff advances		2,382	2,496
Rental deposits		1,946	1,289
Prepayments to suppliers		7,937	5,799
Loans to third parties (Note iii)		4,356	4,188
Others (Note iv)		6,482	7,737
Total before allowance for doubtful accounts		110,197	109,960
Less: allowance for doubtful accounts		(70)	(70)
Total	$ 16,442	¥ 110,127	¥ 109,890